UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

California (1.6%)

CA State Pub. Wks. Board Rev. Bonds, Ser. A-1, 6s, 3/1/35	A2	$800,000	$948,064

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	186,140

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	650,000	768,274

			1,902,478
Guam (0.8%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6 1/2s, 11/1/40	BBB+	500,000	583,865

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	308,664

			892,529
Michigan (1.0%)

MI Fin. Auth. Rev. Bonds (Revolving Fund-Clean Wtr), 5s, 10/1/32	AAA	1,000,000	1,197,680

			1,197,680
Minnesota (91.6%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	719,963
5s, 2/1/24	AAA	470,000	562,449

Becker, Poll. Control Rev. Bonds (Northern States Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,015,050

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	575,375

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.21s, 12/1/14	A-1	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	1,005,433

Center City, Hlth. Care Fac. Rev. Bonds (Hazelden Foundation), 5s, 11/1/41	A3	700,000	743,582

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,146,620

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,034,960

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,386,225

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	509,840

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	595,000	615,652

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,225,714

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,431,126
4 3/4s, 12/15/29	AAA	500,000	562,625

Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B-	350,000	336,301

Mankato, Multi-Fam. VRDN (Hsg. Highland), 0.23s, 5/1/27	A-1	300,000	300,000

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,949,276

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,565,850

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.18s, 11/15/35	VMIG1	2,300,000	2,300,000
Ser. B-2, 0.18s, 11/15/35	VMIG1	1,750,000	1,750,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	563,525

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,115,900
Ser. A, NATL, 5s, 1/1/28	A	730,000	734,840
Ser. A, NATL, 5s, 1/1/28 (Prerefunded, 1/1/13)	Baa2	430,000	436,575
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,398,238
Ser. A, NATL, 5s, 1/1/21 (Prerefunded, 1/1/13)	A	500,000	507,645

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	675,461

Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aaa	700,000	706,342

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	402,542

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,719,405
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,596,919

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A	610,000	611,812
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA-	1,000,000	1,118,340

MN State G.O. Bonds
Ser. A, 5s, 10/1/24	Aa1	500,000	626,200
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	Aa1	1,500,000	1,631,250
(Trunk Hwy.), Ser. B, 5s, 8/1/20	Aa1	1,000,000	1,263,300
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	578,690

MN State College & U. Rev. Bonds, Ser. A, 5s, 10/1/31	Aa2	1,000,000	1,192,780

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,678,470
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,062,180
(The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32	Baa1	500,000	500,455
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	542,575
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	252,838
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	806,415
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,120,840
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	552,200
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32(FWC)	Baa1	700,000	789,712
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	565,305
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	327,552
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,137,240
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	501,040
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,702,541
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	543,585
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	829,725

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	740,000	773,359
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	885,000	933,365
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	170,000	169,920
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,320,000	1,336,896
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,810,000	1,890,726
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	240,000	244,416

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,140,380
5s, 10/1/30	A3	500,000	541,790

MN State Office of Higher Ed. Rev. Bonds (Student Loan), 5s, 11/1/29	A+	1,000,000	1,123,650

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	537,385

New Ulm, Hosp. Fac. VRDN (Allina Hlth. Syst.), 0.19s, 8/1/14 (Wells Fargo Bank N.A. (LOC))	A-1+	200,000	200,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	536,665
6 1/8s, 10/1/39	BB/P	315,000	335,173

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	597,080
Ser. A, AGO, 5s, 1/1/21	Aa3	1,000,000	1,148,470

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	802,680
5 1/4s, 11/1/21	BBB-	500,000	542,175

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,113,549

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,151,196

Robbinsdale, G.O. Bonds (School Dist. No. 281), Ser. B, 5s, 2/1/18	AA+	1,000,000	1,204,600

Rochester, G.O. Bonds (Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,259,870

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB+/F	1,000,000	1,098,710
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	568,580
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	852,870
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	261,970

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.15s, 11/15/38	VMIG1	700,000	700,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	623,018

Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	512,885

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	863,220
NATL, zero %, 1/1/24	A1	2,000,000	1,385,400

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,132,560

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,118,670
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,129,270

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	554,378
Ser. A, 5s, 8/1/35	A1	385,000	420,520

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	268,830

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,058,270
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	AA-	1,000,000	1,145,090

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,516,227
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	472,545

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	522,180

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,292,794

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,418,574

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.20s, 5/1/25	VMIG1	1,065,000	1,065,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	749,963

Tobacco Securitization Auth. Rev. Bonds (Tobacco Settlement), Ser. B, 5 1/4s, 3/1/31	A-	1,500,000	1,690,965

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,634,703
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,237,680
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,205,160
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	589,450
Ser. C, 5s, 12/1/21	Aa1	500,000	598,955

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	500,000	503,165

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/30(FWC)	Aa3	1,000,000	1,200,590

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa2	1,000,000	1,234,440

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	416,768
5s, 7/1/16	BBB-	425,000	476,140
5s, 7/1/15	BBB-	450,000	494,231
5s, 7/1/14	BBB-	275,000	294,418

			105,820,012
Puerto Rico (3.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6 1/2s, 7/1/40	Baa1	1,000,000	1,146,540
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Baa1	1,000,000	1,050,700

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	Baa1	815,000	845,611
Ser. ZZ, 5 1/4s, 7/1/26	Baa1	500,000	545,090

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Aa3	2,000,000	350,940

			3,938,881
TOTAL INVESTMENTS

Total investments (cost $104,714,442)(b)			$113,751,580

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $115,570,788.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $104,695,202, resulting in gross unrealized appreciation and depreciation of $9,075,530 and $19,152, respectively, or net unrealized appreciation of $9,056,378.
(FWC)	Forward commitment, in part or in entirety.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	22.2%
	Local government	15.3
	Education	14.9
	Utilities	11.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$113,751,580	$—

Totals by level	$—	$113,751,580	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012